Property and equipment, net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property and equipment, net
Impairment of property and equipment	¥ 0		¥ 22,400	¥ 0
Depreciation of property and equipment	¥ 5,301	$ 747	¥ 24,362	¥ 27,337